UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)        (Zip code)

Terrence O. Davis
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: March 31

Date of reporting period: September 30, 2015

Semi-Annual Report 2015
As of September 30, 2015

Sirius S&P Strategic Large-Cap
Allocation Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Sirius S&P Strategic Large-Cap Allocation Fund (the "Fund").  The Fund's shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund's shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund's distributor is a bank.

The Sirius S&P Strategic Large-Cap Allocation Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC, 27609. There is no affiliation between the Sirius S&P Strategic Large-Cap Allocation Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Sirius S&P Strategic Large-Cap Allocation Fund ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks: Fund of Funds Risk, ETF Risk, Leverage Risk, Long/Short Risk, Short Sales Risk, General Market Risk, Sector Risk, Large-Cap Securities Risk, Tracking Risks, Non-diversified Fund Risk, Portfolio Turnover Risk, Cash Position Risk, Investment Advisor Risk, and New Fund Risk.  More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this Semi-Annual Report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting ncfunds.com.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at ncfunds.com or by calling us at 844-438-7474 (844-GET-SIRIUS).  The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about November 27, 2015.

For More Information on Your Sirius S&P Strategic Large-Cap Allocation Fund:

See Our Web site @ SiriusFunds.com.
or
Call 844-438-7474 (844-GET-SIRIUS).

PO Box 277 Lovettsville, VA 20180 844-438-7474 www.SiriusFunds.com

October 16, 2015
Dear Fellow Shareholders of the Sirius S&P Strategic Large-Cap Allocation Fund:
The Sirius S&P Strategic Large-Cap Allocation Fund seeks long-term growth and preservation of capital through investment in S&P 500 Index large cap equity funds. A portion of the Fund may be in cash and cash equivalents awaiting investment opportunities. The Advisor may increase the level of cash and cash equivalents and money market funds to preserve capital.
The Fund launched last October 1st and celebrated its first year of operations on September 30, 2015 with a positive return for the period. The US equities market has been challenging this spring and into early summer by remaining range-bound for that period. However, it did provide the fund opportunities to invest. In early August after performing our market analysis, the Fund's Portfolio Manager determined that risk appeared to outweigh potential return and moved the portfolio into defensive position. The US equities market has been volatile since then, reflecting uncertainties in domestic and foreign markets.
We expect the US equities market to provide opportunities for the fund to invest this fall and into winter, although it is possible that the S&P 500 Index will not return to the highs seen over the summer during much of the fourth quarter. The US economy continues to struggle, putting pressure on earnings that may adversely impact market performance. We expect that foreign economies and markets will continue to show signs of strain into the forth quarter as well. Looking further out, we believe that the US equities market and the S&P 500 Index may recover into the first quarter of 2016, providing a traditional advancing market and new opportunities for the fund.
Below is a chart detailing the Fund's performance through September 30, 2015:
Average Annual Total Returns
Period Ended September 30, 2015	Six Months*	One Year**	Since Inception[1]	Net Expense Ratio[2]	Gross Expense Ratio[3]
Sirius S&P Strategic Allocation Fund	-0.47%	5.90%	5.90%	1.85%	2.22%
S&P 500 Index[4]	-7.15%	-1.34%	-1.34%	N/A	N/A
*For the six month period from April 1, 2015 through September 30, 2015.
**For the initial period from October 1, 2014 through September 30, 2015.
The performance information quoted above represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month end, may be obtained by calling us at 844-438-7474 (844-GET-SIRIUS). Fee waivers and expense reimbursements have positively impacted Fund performance.

1The Fund's Inception date is October 1, 2014.
2The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments under the Rule 12b-1 distribution plan, and acquired fund fees and expenses) to not more than 1.60% of the average daily net assets of the Fund through January 31, 2017.  The Fund's net expense ratio will be higher than 1.60% to the extent the Fund incurs expenses excluded from this arrangement.  The Expense Limitation Agreement may not be terminated prior to that date.  The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.  Further, net annual operating expenses for the Fund may exceed those contemplated by the waiver due to acquired fund fees and other expenses that are not waived under the Expense Limitation Agreement.
3Gross expense ratio is from the Fund's prospectus dated August 15, 2014.
4You cannot invest directly in the S&P 500 Index.  This index does not have an investment advisor and does not pay any commissions, expenses, or taxes.  If this index did pay commissions, expenses, or taxes, its returns would be lower.
We appreciate your support of the Sirius S&P Strategic Large-Cap Allocation Fund. If you have any questions about the Fund, please don't hesitate to call us at 844-438-7474 (844-GET-SIRIUS).
Sincerely,
Stacey D Russello
President
Sirius Funds Advisors, Inc.

The views in the foregoing discussion were those of the Fund's investment advisor as of the date set forth above and may not reflect its views on the date this Semi-Annual Report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investment in the Fund and do not constitute investment advice.

Sirius S&P Strategic Large-Cap Allocation Fund
Schedule of Investments
(Unaudited)
As of September 30, 2015
	Shares			Value (Note 1)

		Interest	Maturity
UNITED STATES TREASURY NOTES - 2.38%		Rate	Date
United StatesTreasury Note	50,000	0.00%	1/7/2016	$49,999
United StatesTreasury Note	500,000	0.00%	2/11/2016	499,954

Total United States Treasury Notes (Cost $549,711)				549,953

SHORT-TERM INVESTMENT - 97.55%
§ Fidelity Institutional Money Market Funds, 0.14%	22,557,780			22,557,780

Total Short-Term Investment (Cost $22,557,780)				22,557,780

Total Value of Investments (Cost $23,107,491) - 99.93%				$23,107,733

Other Assets Less Liabilities - 0.07%				16,402

Net Assets - 100%				$23,124,135

§ Represents 7 day effective yield

Summary of Investments
	% of Net
	Assets		Value
United States Treasury Notes	2.38%		$549,953
Short-Term Investment	97.55%		22,557,780
Other Assets Less Liabilities	0.07%		16,402
Total	100.00%		$23,124,135

See Notes to Financial Statements

Sirius S&P Strategic Large-Cap Allocation Fund

Statement of Assets and Liabilities
(Unaudited)

As of September 30, 2015

Assets:
Investments, at value (cost $23,107,491)	$23,107,733
Receivables:
Fund shares sold	25,431
Dividends and interest	2,563
Prepaid expenses:
Professional fees	11,576
Registration and filing expenses	2,435
Fund accounting fees	2,239
Compliance fees	890

Total assets	23,152,867

Liabilities:
Accrued expenses:
Advisory fees	16,215
Custody fees	4,770
Distribution and service fees	4,575
Insurance fees	1,443
Shareholder fulfillment expenses	1,268
Security pricing fees	352
Administration fees	109

Total liabilities	28,732

Total Net Assets	$23,124,135

Net Assets Consist of:
Paid in Interest	$21,860,470
Accumulated net realized gain on investments	1,263,422
Net unrealized apprecation on investments	243

Total Net Assets	$23,124,135
Shares Outstanding, no par value (unlimited authorized shares)	2,183,352
Net Asset Value, Offering Price, and Redemption Price Per Share	$10.59

See Notes to Financial Statements

Sirius S&P Strategic Large-Cap Allocation Fund

Statement of Operations
(Unaudited)

For the period ended September 30, 2015

Investment Income:
Interest	$9,423
Dividends	113,194

Total Investment Income	122,617

Expenses:
Advisory fees (note 2)	140,380
Distribution and service fees (note 3)	29,246
Professional fees	17,946
Fund accounting fees (note 2)	14,670
Administration fees (note 2)	11,970
Transfer agent fees (note 2)	10,500
Compliance fees (note 2)	5,250
Custody fees (note 2)	4,739
Shareholder fulfillment expenses	4,551
Trustee fees and meeting expenses	4,000
Registration and filing expenses	1,950
Insurance fees	1,100
Security pricing fees	551

Total Expenses	246,853

Advisory fees waived (note 2)	(30,462)

Net Expenses	216,391

Net Investment Loss	(93,774)

Realized and Unrealized Gain (Loss) on Investments:

Net realized loss from investment transactions	(8,843)
Net change in unrealized appreciation on investments	243

Net Realized and Unrealized Loss on Investments	(8,600)

Net Decrease in Net Assets Resulting from Operations	$(102,374)

See Notes to Financial Statements

Sirius S&P Strategic Large-Cap Allocation Fund

Statements of Changes in Net Assets
	September 30	March 31
For the period or fiscal year ended	2015 (a)	2015 (b)

Operations:
Net investment loss	$(93,774)	$(193,310)
Net realized (gain) loss from investment transactions	(8,843)	1,559,349
Net change in unrealized appreciation on investments	243	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(102,374)	1,366,039

Beneficial Interest Transactions:
Shares sold	10,857,909	24,442,897
Shares Repurchased	(12,205,605)	(1,234,731)

Net Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(1,347,696)	23,208,166

Net Increase (Decrease) in Net Assets	(1,450,070)	24,574,205

Net Assets:
Beginning of period	24,574,205	-
End of period	$23,124,135	$24,574,205

Accumulated Net Investment Income	$-	$-

Share Information:
Shares Sold	1,012,785	2,428,395
Shares Repurchased	(1,139,548)	(118,280)
Net Increase (Decrease) in Shares of Beneficial Interest	(126,763)	2,310,115

(a) Unaudited.
(b)	For the period from October 1, 2014 (Date of Initial Public Investment) to March 31, 2015.

See Notes to Financial Statements

Sirius S&P Strategic Large-Cap Allocation Fund

Financial Highlights

For a share outstanding during the	September 30,		March 31,
period or fiscal year ended	2015	(a)	2015	(b)

Net Asset Value, Beginning of Period	$10.64		$10.00

Income from Investment Operations
Net investment loss	(0.04)		(0.08)
Net realized and unrealized gain (loss) on investments	(0.01)		0.72

Total from Investment Operations	(0.05)		0.64

Net Asset Value, End of Period	$10.59		$10.64

Total Return	(0.47)%	(d)	6.40%	(d)

Net Assets, End of Period (in thousands)	$23,124		$24,574

Ratios of:
Gross Expenses to Average Net Assets (e)(f)	2.11%	(c)	2.22%	(c)
Net Expenses to Average Net Assets (e)(f)	1.85%	(c)	1.85%	(c)
Net Investment Loss to Average Net Assets (f)	(0.80)%	(c)	(1.70)%	(c)

Portfolio turnover rate	540.99%	(d)	262.31%	(d)

(a) Unaudited.
(b)	For a share outstanding during the period from October 1, 2014 (Date of Initial Public Investment) to March 31, 2015.
(c) Annualized.
(d) Not annualized.
(e)	The expense ratios listed reflect total expenses prior to any waivers (gross expense ratio) and after any waivers (net expense ratio).
(f)	Recognition of the Fund's net investment income is affected by the timing of dividend declarations of underlying funds. The expenses of the underlying funds are excluded from the Fund's expense ratio

See Notes to Financial Statements

Sirius S&P Strategic Large-Cap Allocation Fund

Notes to Financial Statements
(Unaudited)

1.  Organization and Significant Accounting Policies
The Sirius S&P Strategic Large-Cap Allocation Fund (the "Fund") is a series of the Starboard Investment Trust (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund is a separate non-diversified series of the Trust.

The Fund commenced operations on October 1, 2014. The investment objective of the Fund is long-term growth and preservation of capital. The Fund's investment advisor, Sirius Funds Advisors, Inc. (the "Advisor"), seeks to achieve its investment objective by investing primarily in exchange-traded funds ("ETFs") and secondarily in mutual funds.  The Fund is a "fund of funds," which means it invests, under normal circumstances, at least 80% of its net assets (excluding collateral held from securities lending), plus the amount of any borrowings for investment purposes, in ETFs, and mutual funds that hold securities in the S&P 500 Total Return Index and large-cap S&P sectors.
The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Investment Valuation
The Fund's investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the security is principally traded closes early or if trading of the particular security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A security's "fair value" price may differ from the price next available for that security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund may invest in portfolios of open-end investment companies (the "Underlying Funds"). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the Board of the Underlying Funds.  Open-ended funds are valued at their respective net asset values as reported by such investment companies.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: unadjusted quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

(Continued)

Sirius S&P Strategic Large-Cap Allocation Fund

Notes to Financial Statements
(Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of September 30, 2015 for the Fund's assets measured at fair value:

Investments in Securities (a)	Total	Level 1	Level 2	Level 3

United States Treasury Notes	$549,953	$-	$549,953	$-
Short-Term Investment	22,557,780	22,557,780	-	-
Total	$23,107,733	$22,557,780	$549,953	$-

(a)
The Fund had no transfers into or out of Level 1, 2, or 3 during the period ended September 30, 2015.  The Fund did not hold any Level 3 securities during the period.  The Fund recognizes transfers at the end of each period.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions
The Fund may declare and distribute dividends from net investment income (if any), quarterly.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Exchange-Traded Funds
The Fund may invest in exchange-traded funds ("ETFs").  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

(Continued)

Sirius S&P Strategic Large-Cap Allocation Fund

Notes to Financial Statements
(Unaudited)

2.  Transactions with Related Parties and Service Providers

Advisor
The Fund pays a monthly fee to the Advisor calculated at the annual rate of 1.20% of the Fund's average daily net assets.  For the period ended September 30, 2015, $140,380 in advisory fees were incurred by the Fund, of which $30,462 were waived by the Advisor.

The Advisor has entered into a contractual agreement (the "Expense Limitation Agreement") with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund's total operating expenses (exclusive of interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund's business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 1.60% of the average daily net assets of the Fund for the current fiscal period.  The current term of the Expense Limitation Agreement remains in effect until January 31, 2017.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.

Administrator
The Nottingham Company (the "Administrator") provides the Fund with administrative and fund accounting services.  The Fund pays a monthly fee to the Administrator based upon the average daily net assets of the Fund and calculated at the annual rates as shown in the schedule below subject to a minimum of $2,000 per month.  The Administrator also receives a fee as to procure and pay the Fund's custodian, as additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses.  A breakdown of these fees is provided in the following table.

Administration Fees*		Custody Fees*		Fund Accounting Fees (monthly)	Fund Accounting Fees (annual)	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $100 million	0.100%	First $100 million	0.020%	$2,250	0.01%	$150 per state
Next $150 million	0.080%	Over $100 million	0.009%
Next $250 million	0.060%
Next $500 million	0.050%	*Minimum monthly fees of $2,000 and $416 for Administration and Custody, respectively.
Over $1 billion	0.040%

The fund incurred $11,970 in administration fees, $14,670 in fund accounting fees, and $4,739 in custody fees for the period ended September 30, 2015.

Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust's Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Fund for their services pursuant to the Compliance Services agreement with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC ("Transfer Agent") serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  It receives compensation for its services based upon $21 per shareholder per year, subject to a minimum fee of $1,750 per month.

Distributor
Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor.  The Distributor receives $5,000 per year paid in monthly installments for services provided and expenses assumed.

Certain officers of the Trust are also officers of the Administrator.

(Continued)

Sirius S&P Strategic Large-Cap Allocation Fund

Notes to Financial Statements
(Unaudited)

3.  Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the "Plan").  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the Fund's average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.  For the period ended September 30, 2015, $29,246 in fees were incurred by the Fund.

4.  Purchases and Sales of Investment Securities

For the period ended September 30, 2015, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$34,930,965	$34,922,122

There were no long-term purchases or sales of U.S Government Obligations during the period ended September 30, 2015.

5.   Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management reviewed the Fund's tax positions taken on federal income tax returns for the open tax year/period ended 2015.  As of and during the period ended September 30, 2015, the Fund does not have a liability for uncertain tax positions. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period, the Fund did not incur any interest or penalties.

There were no distributions from the Fund for the period ended September 30, 2015.

At September 30, 2015, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$ 23,107,491

Net Unrealized Appreciation	243
Net Unrealized Depreciation	-
Net Unrealized Appreciation	243

Accumulated Net Realized Gain on Investments	1,263,422

Distributable Earnings	$ 1,263,665

(Continued)

Sirius S&P Strategic Large-Cap Allocation Fund

Notes to Financial Statements
(Unaudited)

6.  Commitments and Contingencies

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

7.  Underlying Investment in Other Investment Company

The Fund currently invests a significant portion of its assets in the Fidelity Institutional Money Market Funds ("Fidelity Fund").  The Fund may redeem its investment from the Fidelity Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.  The performance of the Fund may be directly affected by the performance of the Fidelity Fund.  The financial statements of the Fidelity Fund, including the portfolio of investments, can be found at Fidelity's website www.fidelity.com or the Securities and Exchange Commission's website www.sec.gov and should be read in conjunction with the Fund's financial statements.  As of September 30, 2015, the Fund's net assets invested in the Fidelity Fund was 97.55%.

8.  Subsequent Events

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any additional subsequent events that necessitated disclosures and/or adjustments in addition to the disclosure above.

Sirius S&P Strategic Large-Cap Allocation Fund

Additional Information
(Unaudited)

1.  Proxy Voting Policies and Voting Record

A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission ("SEC") at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at sec.gov.

2.  Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Forms N-Q are available on the SEC's website at sec.gov.  You may review and make copies at the SEC's Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 800-SEC-0330. You may also obtain copies without charge, upon request, by calling the Fund at 844-438-7474 (844-GET-SIRIUS).

3.  Tax Information

We are required to advise you within 60 days of the Fund's fiscal year-end regarding the Federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund's fiscal six month period ended September 30, 2015.

During the period, no long-term capital gain distributions were paid from the Fund.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.  Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

(Continued)

Sirius S&P Strategic Large-Cap Allocation Fund

Additional Information
(Unaudited)

	Beginning Account Value April 1, 2015	Ending Account Value September 30, 2015	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 995.30	$9.25
	$1,000.00	$1,015.79	$9.35
*Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio of 1.85%, multiplied by 183/365 (to reflect the six month period).

Sirius S&P Strategic Large-Cap Allocation Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services	Sirius Funds Advisors, Inc.
116 South Franklin Street	Post Office Box 277
Post Office Drawer 4365	Lovettsville, Virginia 20180
Rocky Mount, North Carolina 27803

Telephone:	Telephone:

800-773-3863	844-438-7474 (844-GET-SIRIUS)

World Wide Web @:	World Wide Web @:

ncfunds.com	SiriusFunds.com

Item 2.	CODE OF ETHICS.

Not applicable.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.

A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.

None.

Item 11.	CONTROLS AND PROCEDURES.
(a)	The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.
(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.	EXHIBITS
(a)(1)	Not applicable.
(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).
(a)(3)	Not applicable.
(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust

By: (Signature and Title)	/s/ Katherine M. Honey
Katherine M. Honey
Date: November 16, 2015	President and Principal Executive Officer
Sirius S&P Strategic Large-Cap Allocation Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By: (Signature and Title)	/s/ Katherine M. Honey
Katherine M. Honey
Date: November 16, 2015	President and Principal Executive Officer
Sirius S&P Strategic Large-Cap Allocation Fund

By: (Signature and Title)	/s/ Ashley E. Harris
Date: November 16, 2015	Ashley E. Harris Treasurer and Principal Financial Officer Sirius S&P Strategic Large-Cap Allocation Fund